Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (30,495)	$ (30,333)	$ (32,601)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,572	1,644	1,614
Stock based compensation	331	340	363
Change in fair value of contingent consideration		(2,967)	465
Other non-cash expenses	13	74	1
Changes in assets and liabilities:
Prepayments and other current assets	(1,168)	168	2,735
Research and development tax credits receivable	2,422	(939)	(1,678)
Accounts payable	2,677	(903)	163
Deferred revenues	(689)	2,197
Operating lease obligations	(185)	(148)
Other liabilities and accrued expenses	(1,748)	2,184	(1,220)
Net cash used in operating activities	(27,270)	(28,683)	(30,158)
Cash Flows from Investing Activities:
Purchase of software	(19)	(73)	(5)
Purchase of property and equipment	(211)	(681)	(721)
Acquisition of subsidiary net of cash acquired			(887)
Proceeds on disposal of assets		55
Maturities of short-term investments		12,982	37,564
Net cash (used in) provided by investing activities	(230)	12,283	35,951
Cash Flows from Financing Activities:
Net proceeds from issuance of common stock	33,014
Issuance of warrants	3,270
Warrant exercises	98
Deferred merger costs	(1,901)
Lease liability payments	(14)	(14)	(13)
Net cash provided by (used in) financing activities	34,467	(14)	(13)
Effect of exchange rate changes on cash and cash equivalents	(8)	1,000	(1,386)
Change in cash and cash equivalents	6,959	(15,414)	4,394
Cash and cash equivalents at beginning of year	5,031	20,445	16,051
Cash and cash equivalents at end of year	11,990	5,031	20,445
Supplemental disclosures of non-cash investing and financing activities
Cash paid for interest	224	230	1
Lease liabilities from obtaining right-of-use assets		$ 1,446